Schedule of Investments (unaudited) April 30, 2021	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

California — 80.9%

Corporate — 0.6%
California Municipal Finance Authority, RB, Series A, AMT, 4.00%, 07/15/29.	$1,835	$2,102,598

County/City/Special District/School District — 23.5%
Beverly Hills Unified School District California, GO,
Series A, 3.00%, 08/01/41	2,000	2,143,500
California Statewide Communities Development Authority, SAB
Series A, 5.00%, 09/02/39	190	224,204
Series A, 5.00%, 09/02/44	110	126,340
Series A, 5.00%, 09/02/48	110	125,067
California Statewide Communities Development Authority, SAB, S/F Housing
5.00%, 09/02/40	205	248,618
4.00%, 09/02/50	165	184,147
5.00%, 09/02/50	165	197,589
Series C, 5.00%, 09/02/39	415	489,708
California Statewide Communities Development Authority, ST
4.00%, 09/01/41	155	171,515
4.00%, 09/01/51	295	323,621
City & County of San Francisco California, Refunding COP, Series A, 4.00%, 04/01/44.	11,300	12,870,587
City of Los Angeles California, COP, (AMBAC), 6.20%, 11/01/31	1,900	1,908,664
City of Roseville California, ST, 4.00%, 09/01/50	240	261,072
City of San Jose California Hotel Tax Revenue, RB 6.50%, 05/01/36.	1,520	1,526,460
6.50%, 05/01/42	1,860	1,867,738
Los Angeles County Metropolitan Transportation Authority, Refunding RB, Series A, 5.00%, 07/01/42	2,000	2,464,300
Mount San Antonio Community College District, Refunding GO, Series A, 5.00%, 08/01/44	8,000	10,265,920
Orange County Community Facilities District, ST 4.00%, 08/15/40	180	198,450
4.00%, 08/15/50	165	182,030
Riverside County Public Financing Authority, RB, 5.25%, 11/01/45	5,000	5,935,800
San Diego Public Facilities Financing Authority Refunding RB, Series A, 5.00%, 10/15/46	5,500	7,044,290
San Francisco Bay Area Rapid Transit District, GO, Series A, 4.00%, 08/01/42	7,875	9,199,890
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, Series A, AMT, 5.00%, 01/01/40	270	332,316
Santa Clara County Financing Authority, RB, Series A, 4.00%, 05/01/45	15,000	17,424,450
West Contra Costa Unified School District, GO, Series A, 5.50%, 08/01/39.	2,500	2,776,575
West Valley-Mission Community College District, GO, Series A, 4.00%, 08/01/44	3,420	4,021,509

		82,514,360

Education — 6.1%
California Educational Facilities Authority Refunding RB, 5.00%, 04/01/51.	3,000	4,742,940
California Municipal Finance Authority, RB(a) Series A, 5.00%, 10/01/39	150	169,448

Security	Par (000)		Value

Education (continued)
California Municipal Finance Authority, RB(a) (continued)
Series A, 5.00%, 10/01/49	$255		$282,986
Series A, 5.00%, 10/01/57	505		554,798
California Municipal Finance Authority, Refunding RB 5.00%, 08/01/39	290		325,986
5.00%, 08/01/48	940		1,045,155
California Public Finance Authority, RB, Series A, 5.00%, 07/01/54(a)	195		202,324
California School Finance Authority RB(a)
Series A, 5.00%, 06/01/41	440		491,190
Series A, 5.00%, 06/01/51	600		663,984
California School Finance Authority, RB 6.65%, 07/01/33	595		642,535
6.90%, 07/01/43	1,330		1,433,341
Series A, 6.00%, 07/01/33	1,500		1,653,150
Series A, 5.00%, 06/01/39(a)	740		809,575
Series A, 6.30%, 07/01/43	3,000		3,312,600
Series A, 5.00%, 06/01/58(a)	1,465		1,594,579
California Statewide Communities Development Authority, RB, 5.00%, 06/01/51(a)	165		185,206
Hastings Campus Housing Finance Authority, RB
Series A, 5.00%, 07/01/45	410		470,791
Series A, 5.00%, 07/01/61	2,465		2,777,808

			21,358,396

Health — 5.4%
California Health Facilities Financing Authority, RB, Series A, 5.25%, 11/01/41	9,700		9,933,479
California Health Facilities Financing Authority, Refunding RB
Series A, 4.00%, 04/01/44	2,000		2,316,340
Series A, 4.00%, 04/01/49	3,000		3,455,430
Series B, 5.00%, 11/15/46	2,370		2,863,315
California Municipal Finance Authority, Refunding RB(a)
Series A, 5.00%, 11/01/39	135		153,301
Series A, 5.00%, 11/01/49	150		168,008
California Statewide Communities Development Authority, Refunding RB, 5.00%, 03/01/42	100		120,994

			19,010,867

Housing — 3.4%
California Community Housing Agency, RB, M/F Housing(a)
Series A, 5.00%, 04/01/49	1,670		1,878,249
Series A, 4.00%, 02/01/56	1,460		1,551,758
Series A-2, 4.00%, 08/01/47	1,630		1,728,517
California Housing Finance, RB, M/F Housing, Series A, 4.25%, 01/15/35	—	(b)	596
CSCDA Community Improvement Authority, RB, M/F Housing(a) 4.00%, 08/01/56	1,000		1,072,441
Series A, 5.00%, 07/01/51	700		809,941
Series A-2, 4.00%, 09/01/56	1,415		1,513,654
Santa Clara County Housing Authority, RB, M/F Housing, Series A, AMT, 6.00%, 08/01/41	3,500		3,513,615

			12,068,771

State — 13.3%
State of California, Refunding GO 5.00%, 09/01/35.	10,115		12,337,974
4.00%, 03/01/36	20,000		24,309,200

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
State of California, Refunding GO (continued) 4.00%, 10/01/36.	$5,000	$6,042,600
5.25%, 10/01/39.	3,500	4,234,860

		46,924,634

Tobacco — 4.8%
California County Tobacco Securitization Agency, Refunding RB 4.00%, 06/01/49.	165	190,285
5.00%, 06/01/50	250	293,023
Series A, 4.00%, 06/01/49	240	276,929
California County Tobacco Securitization Agency, Refunding RB, CAB(c)
0.00%, 06/01/55	1,660	404,027
Series B-2, Subordinate, 0.00%, 06/01/55	2,485	483,357
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 5.00%, 06/01/47	325	335,952
Series A-2, 5.00%, 06/01/47	11,495	11,882,381
Tobacco Securitization Authority of Northern California, Refunding RB, Series B-1, 4.00%, 06/01/49	190	216,796
Tobacco Securitization Authority of Southern California, Refunding RB, 5.00%, 06/01/48	2,190	2,649,462

		16,732,212

Transportation — 16.3%
City of Long Beach California Harbor Revenue, ARB, Series A, AMT, 5.00%, 05/15/40	4,915	5,937,615
City of Los Angeles Department of Airports, ARB
Series A, AMT, 5.25%, 05/15/38	1,735	2,164,360
Series B, AMT, 5.00%, 05/15/36	2,865	3,414,077
Series C, AMT, Subordinate, 5.00%, 05/15/44	5,955	7,179,586
City of Los Angeles Department of Airports, Refunding ARB, AMT, 5.00%, 05/15/43	2,175	2,690,649
County of Sacramento California Airport System Revenue, Refunding RB
Series A, 5.00%, 07/01/41	8,290	9,880,354
Series C, AMT, 5.00%, 07/01/37	3,000	3,677,790
Los Angeles County Metropolitan Transportation Authority, Refunding RB, Series A, 5.00%, 07/01/41	1,300	1,606,605
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.25%, 05/01/33	1,440	1,571,501
Series A, AMT, 5.00%, 05/01/42	5,050	6,038,083
Series A, AMT, 5.00%, 05/01/44	2,500	3,076,975
Series A, AMT, 5.00%, 05/01/49	4,050	4,922,654
Series D, AMT, 5.25%, 05/01/48	2,250	2,760,030
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB, Series 2020, AMT, 4.00%, 05/01/39	2,000	2,341,980

		57,262,259

Utilities — 7.5%
City of Richmond California Wastewater Revenue, Refunding RB, Series A, 5.00%, 08/01/42	5,185	6,363,395
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, Series A, 5.00%, 11/01/50.	2,000	2,590,500
Eastern Municipal Water District, Refunding RB, Series A, 5.00%, 07/01/42	3,000	3,642,780

Security	Par (000)	Value

Utilities (continued)
Los Angeles Department of Water, RB, Series A, 5.00%, 07/01/42	$3,440	$4,219,401
Los Angeles Department of Water, Refunding RB, Series B, 5.00%, 07/01/43	5,175	6,511,702
Sacramento Municipal Utility District, Refunding RB, Series H, 4.00%, 08/15/45	2,500	2,992,300

		26,320,078

Total Municipal Bonds in California		284,294,175

Puerto Rico — 5.2%

State — 4.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	1,689	1,875,077
Series A-1, Restructured, 5.00%, 07/01/58	6,675	7,498,762
Series A-2, Restructured, 4.33%, 07/01/40	1,696	1,853,762
Series A-2, Restructured, 4.78%, 07/01/58	1,727	1,922,583
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	8,295	2,615,496

		15,765,680

Tobacco — 0.0%
Children’s Trust Fund, Refunding RB, 5.50%, 05/15/39	95	97,321

Utilities — 0.7%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB, Series A, Senior Lien, 5.00%, 07/01/33	2,185	2,277,709

Total Municipal Bonds in Puerto Rico		18,140,710

Total Municipal Bonds — 86.1% (Cost: $278,255,551)		302,434,885

Municipal Bonds Transferred to Tender Option Bond Trusts(d)

California — 71.2%

County/City/Special District/School District — 19.2%
Los Angeles County Public Works Financing Authority, Refunding RB
Series A, 5.00%, 12/01/39	17,850	20,624,069
Series A, 5.00%, 12/01/44	14,095	16,060,401
Palomar Community College District, GO, Series C, 5.00%, 08/01/25(e)	15,140	18,104,412
Santa Monica Community College District, GO, Series A, 5.00%, 08/01/43	10,000	12,417,100

		67,205,982

Education — 25.1%
California State University, Refunding RB
Series A, 5.00%, 11/01/41	9,775	11,645,938
Series A, 5.00%, 11/01/42(f)	13,430	16,360,695
Series A, 5.00%, 11/01/43	5,001	5,934,528
University of California, Refunding RB 5.25%, 05/15/24(e)	3,530	4,038,140
5.25%, 05/15/44	8,420	9,632,050
Series AZ, 5.00%, 05/15/43(f)	12,000	15,014,400
Series I, 5.00%, 05/15/40	21,875	25,628,307

		88,254,058

2

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health — 3.8%
California Health Facilities Financing Authority, RB, Series A, 5.00%, 11/15/25(e)	$11,000	$13,275,900

State — 7.3%
State of California, GO, 4.00%, 03/01/46(f)	10,000	11,873,500
State of California, Refunding GO, 5.00%, 08/01/37	10,975	13,845,503

		25,719,003

Transportation — 9.0%
City of Los Angeles Department of Airports, ARB, AMT, Series A, 5.00%, 05/15/45	10,045	11,643,257
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, AMT, Series E, 5.00%, 05/01/45(f)	16,250	20,020,650

		31,663,907

Utilities — 6.8%
Sacramento Municipal Utility District, Refunding RB, Series H, 4.00%, 08/15/45	20,000	23,938,400

Total Municipal Bonds in California		250,057,250

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 71.2% (Cost: $229,876,951)		250,057,250

Total Long-Term Investments — 157.3% (Cost: $508,132,502)		552,492,135

	Shares

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Liquidity Funds California Money Fund, Institutional Class, 0.01%(g)(h)	318,706	318,897

Total Short-Term Securities — 0.1% (Cost: $318,897)		318,897

Total Investments — 157.4% (Cost: $508,451,399)		552,811,032

Other Assets Less Liabilities — 2.5%		8,889,203

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (29.8)%.		(104,733,204)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (30.1)%.		(105,677,248)

Net Assets Applicable to Common Shares — 100.0%		$351,289,783

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Amount is less than 500.
(c)	Zero-coupon bond.
(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 1, 2025 to March 1, 2028, is $27,116,500.

(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock MuniYield California Fund, Inc. (MYC)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds California Money Fund, Institutional Class	$3,424,210	$—	$(3,107,656	)(a)	$2,350	$(7)	$318,897	318,706	$270	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts 10-Year U.S. Treasury Note.	216	06/21/21	$28,539	$(7,690)
U.S. Long Treasury Bond	96	06/21/21	15,102	(31,342)

				$(39,032)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

4

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock MuniYield California Fund, Inc. (MYC)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$302,434,885	$—	$302,434,885
Municipal Bonds Transferred to Tender Option Bond Trusts.	—	250,057,250	—	250,057,250
Short-Term Securities
Money Market Funds	$318,897	$—	$—	$318,897

	$318,897	$552,492,135	$—	$552,811,032

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts.	$(39,032)	$—	$—	$(39,032)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(104,690,676)	$—	$(104,690,676)
VRDP Shares at Liquidation Value	—	(105,900,000)	—	(105,900,000)

	$—	$(210,590,676)	$—	$(210,590,676)

Portfolio Abbreviation

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

GO	General Obligation Bonds

M/F	Multi-Family

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

ST	Special Tax

SCHEDULE OF INVESTMENTS	5